Income Taxes (Details) - Schedule of Statutory Federal Income Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Statutory Federal Income Tax Rate [Abstract]
U.S. statutory federal income tax rate	21.00%	21.00%
Stock compensation	(4.06%)	(6.46%)
Convertible debt	(3.12%)	(3.02%)
Other permanent differences	(0.01%)	(0.02%)
Change in valuation allowance	(12.20%)	(15.10%)
Impairment of Goodwill and long-term assets	(1.61%)
State taxes	(0.02%)	(0.06%)
Painscript transaction		1.28%
Other		(4.32%)
Income tax (expense) benefit for the period	(0.02%)	(6.70%)